Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2021
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable

Note	30 | Salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.21	12.31.20
Non-current
Early retirements payable	-	37
Seniority-based bonus	398	421
Total non-current	398	458

Current
Salaries payable and provisions	4,159	5,181
Social security payable	332	415
Early retirements payable	24	39
Total current	4,515	5,635

The value of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.21	12.31.20	12.31.19
Salaries	11,262	12,293	12,939
Social security taxes	4,380	4,780	5,031
Total salaries and social security taxes	15,642	17,073	17,970

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2021 and 2020, amount to $ 23.8 and $ 80.1, respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain amount of years of service. As of December 31, 2021 and 2020, the related liabilities amount to $ 404.5 and $ 421.1, respectively.

As of December 31, 2021 and 2020, the number of employees amounts to 4,668 and 4,776, respectively.